Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Common Shares Issued and Outstanding	The following table sets out the number of common shares issued and outstanding as at December 31, 2023 and December 31, 2022:
	December 31, 2023
	Number of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	43,584,549	436
Earnout Shares* (par value of USD 0.01)	39,200	-
Common shares under share-based compensation plan (par value of USD 0.01) (note 18)	877,130	9
	44,500,879	445
	December 31, 2022
	Number of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,306,928	453
Earnout Shares* (par value of USD 0.01)	39,200	-
Common shares under share-based compensation plan (par value of USD 0.01) (note 18)	667,181	7
	46,013,309	460
*	Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to March 17, 2028, they will be cancelled by the Company.

Schedule of Illustrates the Movement on the Treasury Shares	This authorization, which does not have an expiration date, replaced the Group’s prior authorization of an aggregate consideration of up to USD 5,000 thousand, which was terminated. The table below illustrates the movement on the treasury shares during the year:
	December 31, 2023
	Number of shares	Par value
		USD ’000
Balance at the beginning of year	1,668	14
Purchases	3,421,238	31,090
Cancellation	(3,419,106)	(31,055)
Balance at the end of year	3,800	49

	December 31, 2022
	Number of shares	Par value
		USD ’000
Balance at the beginning of year	-	-
Purchases	310,542	2,394
Cancellation	(308,874)	(2,380)
Balance at the end of year	1,668	14